Related party transactions	3 Months Ended
Mar. 31, 2023
Related Party [Abstract]
Related party transactions	Related party transactions
Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the Company, directly or indirectly, including the Chief Executive Officer, President and Chief Operating Officer, Chief Financial Officer, Chief Product Officer, Chief Corporate Development Officer, Chief Human Resource Officer, Chief Legal Officer and Directors.

Compensation expense for the Company’s key management personnel for the three months ended March 31, 2023 and 2022 is as follows:

	Three months ended March 31,
	2023	2022
	$	$
Salaries and benefits	946	807
Share-based compensation	1,106	668
	2,052	1,475